Financial risk factors - Currency exchange and commodity price risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) country item	Dec. 31, 2018 USD ($)
Currency exchange risk
Financial risk factors
Number of countries in which the Group operates | country		12
Number of continents in which the Group operates | item		3
Percentage increase in currency exchange rate		1.00%
Increase in shareholders' equity | $		$ 4	$ (2)
Commodity price risk
Financial risk factors
Percentage of energy costs relating to gas		50.00%
Forward contracts | Commodity price risk
Financial risk factors
Contractual positions in tranches		10.00%
Forward contracts | Commodity price risk | Estimate
Financial risk factors
Energy risk revenue	59.00%	92.00%